JOSHUA GOLD RESOURCES INC.

35 PERRY STREET

WOODSTOCK, ONTARIO

CANADA N4S 3C4

July 9, 2018

Securities and Exchange Commission

Division of Corporation Finance

100 F Street N.E.

Washington DC 20549

Attn: John Reynolds, Assistant Director

Re:

Joshua Gold Resources Inc., a Nevada corporation (the “Company”)

Amendment No. 2 to Draft Registration Statement on Form S-1

Submitted June 12, 2018

CIK No. 0001475430

Dear Mr. Reynolds:

In response to your letter dated June 22, 2018, we have provided our response to your comments as detailed below.

1.  We note your response to comment 5 in our letter dated May 18, 2018 and reissue the comment in part.  The language “or other suitable quotation medium” still exists in the selling stockholder section of the registration statement.  Please revise or advise.

The phrase “or other suitable quotation medium” has been replaced in the “Selling Stockholders” section with the phrase “on a national securities exchange, the OTC Bulletin Board, OTCQX or OTCQB” and a global search of the second amended Form S-1 has been undertaken to ensure that the phrase “or other suitable quotation medium” has been deleted throughout.

2.  We note your response to comment 12 and we reissue the comment.  It appears your revision on page 70 now includes the term indicated economically mineable reserve which is not a common term under NI 43-101.  Please define this term or revise.

The disclosure has been revised to state that the parties intended the term “indicated reserve” to mean “indicated mineral resource.”

3.  Please revise to provide a brief description of the factual basis alleged to underlie the proceeding brought by Emerald Isle Resources.

A brief description has been added to the third paragraph under the caption “Legal Proceedings.”

4.  Please revise to identify the mining claims in question (the “Properties”) as the Kenty Property or advise us as appropriate.

The disclosure under the heading “Legal Proceedings” has been revised to clarify that the mining claims in question are the Kenty Property.

5.  We note your statement that “the Company remains confident that the claims of the Emerald Isle Resources have no merit.”  This statement appears to be a legal conclusion that should be attributed to counsel.  Please attribute this statement to counsel, or remove this statement.

The statement has been removed.

6.  Revise to indicate when the company commenced separate proceedings against Mr. McClay.

The requested information has been added where indicated under the heading “Legal Proceedings” and the disclosure has been expanded to also address Mr. McClay’s counterclaim against the Company.

7.  We note your disclosure on page 77 in Note 8 to the Financial Statements that the company has a receivable from Benedetto Fuschino, the CEO, for $10,698 that was outstanding as of both 12/31/2017 and 12/31/2016.  The note also refers to amounts payable of $69,674 from the company to Benedetto Fuschino and a company controlled by him, but the note states “there is not intention to net settle, overall his position is a net payable.”  Please advise how this existing debt complies with Section 13(k) of the Securities and Exchange Act, which prohibits extending credit, directly or indirectly, in the form of a personal loan to any director or executive officer of an issuer.  Please further explain how you intend to comply with Section 13(k) in the future.

The $10,698 receivable relates to the reimbursement of travel expenses incurred by Mr. Fuschino on Company-related business.  Until such time as Mr. Fuschino has provided supporting documentation, the Company has conservatively characterized the reimbursement as a receivable from him.

It is management’s understanding that Section 13(k) is not intended to prohibit the common practice of issuers reimbursing their officers and employees for business-related travel expenses.  In order to ensure compliance with Section 13(k) in the future, the Company’s securities counsel has provided management with a copy of Section 13(k)

and advised management to contact counsel before entering into any transaction that may possibly be viewed as a “personal loan” within the meaning of Section 13(k).

8.  We note your response to comment 17 and we reissue the comment.  Please revise to identify any promoters and provide the disclosure required by Item 404(c) of Regulation S-K or advise us as appropriate.

The disclosure under “Related Party Transactions” has been revised to state that during the past five years (the cutoff period for disclosure under Item 404(c) of Regulation S-K) the Company has not had any promoters as defined in Rule 405 of the Securities and Exchange Commission (i.e., persons involved in “the founding and organizing” of the business).  As disclosed in Item 1(b) of the Company’s first amended Annual Report on Form 10-K/A for the fiscal year ended December 31, 2012, which was filed with the Commission on April 17, 2013, the activities that may be deemed to have related to its founding or organization took place in the 2012 fiscal year, which was more than five years ago.

9.  We note that you have revised your statement of operations for the year ended December 31, 2017 to include dividends on your preferred stock in response to comment 20.  However it does not appear that these preferred stock dividends were properly included in calculating the net loss attributed to common shareholders for this period as it appears this amount should be a net loss of $1,282,154.  Please revise to include the dividends on your preferred stock in calculating the net loss attributed to common stockholders for this period.

The “Net Loss Attributed to Common Shareholders” figure for the year ended December 31, 2017, has been corrected in accordance with your comment.

Please advise whether you will have any further comments on this submission.

JOSHUA GOLD RESOURCES

By _/s/ Dino Micacchi_______

Dino Micacchi, Secretary/Treasurer,

Chief Financial Officer, principal

accounting officer and Director